Marketable Securities and Fair Value Measurements - Schedule of Marketable Securities by Security Type (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Marketable Securities [Line Items]
Amortized Cost	$ 84,233
Gross Unrealized Gains	6
Gross Unrealized Losses	(14)
Estimated Fair Value	84,225
United States Treasury Notes [Member]
Marketable Securities [Line Items]
Amortized Cost	71,944
Gross Unrealized Gains	5
Gross Unrealized Losses	(9)
Estimated Fair Value	71,940
Agency Bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	12,289
Gross Unrealized Gains	1
Gross Unrealized Losses	(5)
Estimated Fair Value	$ 12,285